FEDERAL INCOME TAXES (Details)	Mar. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Gross unrealized appreciation	$ 1,714,038
Gross unrealized depreciation	(101,061,201)
Net unrealized (depreciation)	(99,347,163)
Federal income tax cost, Investments	$ 134,708,998